NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative5) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2010
Nature Of Business And Summary Of Significant Accounting Policies Details Narrative5
Deficit accumulated during the exploration stage	$ 3,856,598	$ 2,831,926
Maximum cash balance with FDIC	250,000
Cash and cash equivalents	312,974	1,815,055
Uncertain income tax positions, or related interest or penalties	$ 0	$ 0